CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement
Revenue	$ 217,639	$ 205,463
Cost of sales:
Direct production costs	124,517	118,831
Royalties	20,868	22,210
Share-based payments	281	(74)
Depreciation	29,894	27,885
Cost of sales	175,560	168,852
Mine operating earnings	42,079	36,611
Expenses:
Exploration, evaluation and development	19,390	15,113
General and administrative	14,177	12,363
Write off of mineral properties	181	435
Total expenses	33,748	27,911
Operating earnings	8,331	8,700
Finance costs	1,544	1,398
Other income (expense):
Foreign exchange gain (loss)	(5,461)	4,709
Loss on derivative liabilities	(30,551)	0
Gain on asset disposal	69	7,072
Investment and other	7,171	(830)
Total other income (expense)	(28,772)	10,951
Earnings (loss) before income taxes	(21,985)	18,253
Income tax expense:
Current income tax expense	12,906	11,344
Deferred income tax expense (recovery)	(3,415)	786
Income tax expense	9,491	12,130
Net earnings (loss) and comprehensive earnings (loss)	$ (31,476)	$ 6,123
Basic earnings (loss) per share	$ (0.13)	$ 0.03
Diluted earnings (loss) per share	$ (0.13)	$ 0.03
Basic weighted average number of shares outstanding	242,181,449	196,018,623
Diluted weighted average number of shares outstanding	242,181,449	197,764,799